Nuveen Dynamic Municipal Opportiunities Fund
Portfolio of Investments July 31, 2023
(Unaudited)
NDMO
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 135.5%   (100.0% of Total Investments)
X – MUNICIPAL BONDS - 133 .9% ( 98 .8 % of Total Investments)
X 868,758,935
Alabama - 2.0% (1.5% of Total Investments)
$ 5,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue Bonds,
Series 2023A, 5.250%, 1/01/54, (Mandatory Put 10/01/30)
7/30 at 100.25 A2   $ 5,274,000
2,360 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation
Proejcet, Green Series 2020, 6.375%, 11/01/50, (AMT), (Mandatory
Put 11/01/30)
No Opt. Call B1   2,606,289
4,960 Mobile County, Alabama, Limited Obligation Warrants, Gomesa
Projects, Series 2020, 4.000%, 11/01/45, 144A
11/29 at 100.00 N/R   4,340,645
777 Tuscaloosa County Industrial Development Authority, Alabama, Gulf
Opportunity Zone Bonds, Hunt Refining Project, Refunding Series
2019A, 4.500%, 5/01/32, 144A
5/29 at 100.00 N/R   726,122
Total Alabama 12,947,056
Arizona - 7.8% (5.7% of Total Investments)
2,580 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Heritage Academy - Gateway and Laveen Pojects, Series
2021B, 5.000%, 7/01/51, 144A
7/28 at 103.00 N/R   1,878,008
4,070 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Heritage Academy - Gateway and Laveen Pojects, Taxable
Series 2021A, 5.000%, 7/01/51, 144A
7/28 at 103.00 N/R   2,960,396
1,000 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Heritage Academy - Gateway and Laveen Pojects, Taxable
Series 2021C, 6.000%, 7/01/29, 144A
No Opt. Call N/R   923,800
Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Mater Academy of Nevada - Bonanza Campus Project, Series
2020A:
920 5.000%, 12/15/40, 144A 12/28 at 100.00 BB   880,799
1,500 5.000%, 12/15/50, 144A 12/28 at 100.00 BB   1,357,155
1,500 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Social Bonds ? Pensar Academy Project, Series 2020, 5.000%,
7/01/55, 144A
7/28 at 100.00 BB-   1,258,185
4,500 Arizona Industrial Development Authority, Arizona, Hotel Revenue
Bonds, Provident Group Falcon Properties LLC, Project, Senior Series
2022A-1, 4.000%, 12/01/51, 144A
12/31 at 100.00 BB   3,460,860
5,085 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2022-
2, 5.000%, 9/01/52, (AMT), (Mandatory Put 9/01/27)
3/27 at 100.00 A   5,227,481
1,090 Coconino County Industrial Development Authority, Arizona, Education
Revenue Bonds, Flagstaff Arts & Leadership Academy Project,
Refunding Series 2020, 5.500%, 7/01/40, 144A
7/28 at 100.00 N/R   919,764
1,000 Maricopa County Industrial Development Authority, Arizona,
Educational Facilities Revenue Bonds, Ottawa University Projects,
Series 2020, 5.250%, 10/01/40, 144A
10/27 at 103.00 N/R   982,170
6,410 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Series 2023A-3, 5.000%, 1/01/53, (Mandatory
Put 11/01/30)
11/29 at 101.58 AA-   7,108,626
Phoenix Civic Improvement Corporation, Arizona, Airport Revenue
Bonds, Senior Lien Refunding Series 2023:
1,560 5.000%, 7/01/30, (AMT) No Opt. Call AA-   1,712,740

Nuveen Dynamic Municipal Opportiunities Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NDMO
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
$ 1,370 5.000%, 7/01/31, (AMT) No Opt. Call AA-   $ 1,516,878
1,260 5.000%, 7/01/32, (AMT) No Opt. Call AA-   1,404,068
3,405 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Northwest Christian School Project, Series 2020A,
5.000%, 9/01/55, 144A
9/30 at 100.00 Ba2   2,731,491
Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Edkey Charter Schools Project, Refunding
Series 2020:
5,265 5.000%, 7/01/35, 144A 7/26 at 103.00 N/R   5,162,385
6,800 5.000%, 7/01/40, 144A 7/26 at 103.00 N/R   6,340,388
4,580 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Synergy Public Charter School Project, Series
2020-1, 5.000%, 6/15/50, 144A
6/28 at 100.00 N/R   3,934,220
800 Pima County Industrial Development Authority, Arizona, Revenue
Bonds, Tucson Medical Center, Series 2021A, 4.000%, 4/01/40
4/31 at 100.00 A   763,888
Total Arizona 50,523,302
Arkansas - 1.8% (1.3% of Total Investments)
4,500 Arkansas Development Finance Authority, Arkansas, Environmental
Improvement Revenue Bonds, United States Steel Corporation, Green
Series 2022, 5.450%, 9/01/52, (AMT), 144A
9/25 at 105.00 BB-   4,499,775
8,000 Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49,
(AMT), 144A
9/26 at 103.00 BB-   7,290,080
Total Arkansas 11,789,855
California - 12.1% (8.9% of Total Investments)
2,000 Alvord Unified School District, Riverside County, California, General
Obligation Bonds, Refunding Series 2002A, 5.900%, 8/01/30 - NPFG
Insured
No Opt. Call A1   2,193,920
1,205 Antelope Valley Healthcare District, California, Revenue Bonds, Series
2016A, 5.000%, 3/01/26
No Opt. Call BBB   1,209,627
1,960 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2023C, 5.250%, 1/01/54, (Mandatory
Put 10/01/31)
10/30 at 100.65 Baa1   2,048,396
4,500 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2023D, 5.500%, 5/01/54, (Mandatory
Put 11/01/28)
8/28 at 100.24 A2   4,749,120
3,815 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Creekwood, Series 2021A, 4.000%, 2/01/56, 144A
8/31 at 100.00 N/R   2,442,554
10,000 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Sonoma County Tobacco Securitization
Corporation, Series 2020B-2, 0.000%, 6/01/55
12/30 at 34.02 N/R   2,188,900
7,000 California Municipal Finance Authority, Special Facility Revenue Bonds,
United Airlines, Inc. Los Angeles International Airport Project, Series
2019, 4.000%, 7/15/29, (AMT)
No Opt. Call BB-   6,948,620
California Pollution Control Financing Authority, Water Furnishing
Revenue Bonds, Poseidon Resources Channelside LP Desalination
Project, Series 2012:
2,500 5.000%, 7/01/37, (AMT), 144A 1/24 at 100.00 Baa3   2,500,575
3,885 5.000%, 11/21/45, (AMT), 144A 1/24 at 100.00 Baa3   3,865,653
5,000 California Public Finance Authority, Charter School Lease Revenue
Bonds, California Crosspoint Academy Project, Series 2020A, 5.125%,
7/01/55, 144A
7/28 at 100.00 N/R   3,995,200

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 465 California Public Finance Authority, Senior Living Revenue Bonds, Enso
Village, Refunding Green Series 2021A, 5.000%, 11/15/51, 144A
11/29 at 102.00 N/R   $ 410,037
2,000 California School Finance Authority, Charter School Revenue Bonds,
Scholarship Prep Public Schools ? Obligated Group, Series 2020A,
5.000%, 6/01/60, 144A
6/28 at 100.00 N/R   1,475,740
1,105 California State, General Obligation Bonds, Various Purpose Refunding
Series 2023, 4.000%, 10/01/42
4/33 at 100.00 AA-   1,126,746
3,935 California State, General Obligation Bonds, Various Purpose Series
2023, 5.250%, 10/01/45
4/33 at 100.00 AA-   4,511,989
6,180 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Center City Anaheim, Series 2020A,
5.000%, 1/01/54, 144A
1/31 at 100.00 N/R   4,943,567
2,750 Irvine Facilities Financing Authority, California, Special Tax Revenue
Bonds, Great Park Infrastructure Project Series 2023A, 5.000%,
9/01/40
9/33 at 100.00 AA-   3,106,703
1,280 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2022C, 5.000%, 7/01/52
1/32 at 100.00 AA-   1,394,739
Metropolitan Water District of Southern California, Water Revenue
Bonds, Refunding Series 2023A:
750 5.000%, 4/01/41 4/33 at 100.00 Aa1   860,617
500 5.000%, 4/01/42 4/33 at 100.00 Aa1   570,305
530 5.000%, 4/01/43 4/33 at 100.00 Aa1   602,006
985 Northstar Community Services District, California, Special Tax Bonds,
Community Facilities District 1, Series 2006, 1.250%, 9/01/37 (4)
9/23 at 100.00 N/R   364,610
1,070 River Islands Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 2003-1 Improvement Area 1, Refunding
Series 2022A-1, 5.000%, 9/01/42 - AGM Insured
9/29 at 103.00 AA   1,178,252
River Islands Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 2003-1 Improvement Area 1, Subordinate
Series 2022B-2:
1,070 5.000%, 9/01/42 9/29 at 103.00 N/R   1,034,316
1,805 5.250%, 9/01/47 9/29 at 103.00 N/R   1,786,751
1,000 5.000%, 9/01/52 9/29 at 103.00 N/R   946,160
5,000 Sacramento Municipal Utility District, California, Electric Revenue
Bonds, Refunding Series 2023D, 5.000%, 8/15/49, (Mandatory Put
10/15/30)
4/30 at 100.00 AA-   5,666,600
750 San Francisco Community College District, California, General
Obligation Bonds, Taxable Election 2020 Series 2020A-1, 3.165%,
6/15/41
6/30 at 100.00 A1   574,275
420 San Jose, California, Airport Revenue Bonds, Taxable Refunding Series
2021C, 3.290%, 3/01/41
3/31 at 100.00 A   317,726
West Contra Costa Unified School District, Contra Costa County,
California, General Obligation Bonds, Refunding Series 2023:
3,245 5.000%, 8/01/31 - BAM Insured , (WI/DD) No Opt. Call AA   3,776,077
3,925 5.000%, 8/01/33 - BAM Insured , (WI/DD) No Opt. Call AA   4,694,221
6,000 5.000%, 8/01/34 - BAM Insured , (WI/DD) 8/33 at 100.00 AA   7,162,560
Total California 78,646,562
Colorado - 18.5% (13.7% of Total Investments)
2,370 64th Avenue ARI Authority, Adams County, Colorado, Special Revenue
Bonds, Series 2020, 6.500%, 12/01/43
12/25 at 103.00 N/R   2,278,494
1,240 Arista Metropolitan District, Broomfield County, Colorado, General
Obligation Limited Tax Bonds, Refunding & Improvement Convertible
to Unlimited Tax Series 2018A, 5.000%, 12/01/38
12/23 at 103.00 N/R   1,205,044

Nuveen Dynamic Municipal Opportiunities Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NDMO
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 1,060 Aurora Crossroads Metropolitan District 2, Colorado, Limited Tax
General Obligation Bonds, Series 2020A, 5.000%, 12/01/50
9/25 at 103.00 N/R   $ 941,693
2,285 Aurora Crossroads Metropolitan District 2, Colorado, Limited Tax
General Obligation Bonds, Subordinate Series 2020B, 7.750%,
12/15/50
9/25 at 103.00 N/R   2,119,543
5,220 Aurora Highlands Community Authority Board, Adams County,
Colorado, Special Tax Revenue Bonds, Refunding & Improvement
Series 2021A, 5.750%, 12/01/51
12/28 at 103.00 N/R   4,741,535
499 Aviation Station North Metropolitan District 2, Denver County,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2019A, 4.000%, 12/01/29
9/24 at 103.00 N/R   470,881
1,725 Belford North Metropolitan District, Douglas County, Colorado, General
Obligation Limited Tax Bonds, Series 2020A, 5.500%, 12/01/50
12/25 at 103.00 N/R   1,551,034
1,000 Bennett Ranch Metropolitan District 1, Adams County, Colorado,
General Obligation Limited Tax Bonds, Convertible to Unlimited Tax
Series 2021A, 5.000%, 12/01/51
3/26 at 103.00 N/R   873,900
734 Blue Lake Metropolitan District 3, Lochbuie, Weld County, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax
Series 2018A, 5.250%, 12/01/48, (Pre-refunded 12/01/23)
12/23 at 103.00 N/R  (5) 760,035
500 Broadway Park North Metropolitan District 2, Denver, Colorado, Limited
Tax General Obligation Bonds, Refunding & Improvement Series
2020, 5.000%, 12/01/40, 144A
12/25 at 103.00 N/R   480,335
1,000 Broadway Station Metropolitan District 2, Denver City and County,
Colorado, General Obligation Limited Tax Bonds, Convertible to
Unlimited Series 2019A, 5.125%, 12/01/48
6/24 at 103.00 N/R   797,620
1,500 Canyons Metropolitan District 5, Douglas County, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Junior Subordinate
Series 2016, 7.000%, 12/15/57
8/23 at 100.00 N/R   1,032,465
1,755 Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Refunding & Improvement Series 2020A, 5.000%, 12/01/51
12/25 at 103.00 N/R   1,530,009
1,450 Citadel on Colfax Business Improvement District, Aurora, Colorado,
Special Revenue and Tax Supported Bonds, Senior Series 2020A,
5.350%, 12/01/50
12/25 at 103.00 N/R   1,299,026
Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, New Summit Charter Academy Project, Series 2021A:
100 4.000%, 7/01/41, 144A 7/31 at 100.00 N/R   82,642
100 4.000%, 7/01/51, 144A 7/31 at 100.00 N/R   74,917
1,000 Colorado Educational and Cultural Facilities Authority, Revenue Bonds,
Global Village Academy - Northglenn Project, Series 2020, 5.000%,
12/01/50, 144A
12/30 at 100.00 N/R   854,480
1,890 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2023A-1, 0.000%, 11/15/58,
(Mandatory Put 11/15/28)
11/27 at 101.76 AA   2,057,870
5,370 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2023A-2, 5.000%, 11/15/57,
(Mandatory Put 11/15/33)
11/32 at 101.57 AA   6,171,258
500 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Cappella of Grand Junction Project, Series 2019, 5.000%, 12/01/54,
144A
12/26 at 103.00 N/R   327,285
16,000 Colorado International Center Metropolitan District 8, Adams County,
Colorado, Limited Tax General Obligation Bonds, Series 2020,
6.500%, 12/01/50
9/25 at 103.00 N/R   14,718,400

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 6,500 Crystal Valley Metropolitan District 2, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement
Series 2020A, 3.000%, 12/01/49 - AGM Insured
12/30 at 100.00 A1   $ 4,909,970
656 Dacono Urban Renewal Authority, Weld County, Colorado, Tax
Increment Revenue Bonds, Series 2020, 6.250%, 12/01/39
12/25 at 103.00 N/R   623,830
Denver City and County, Colorado, Airport System Revenue Bonds,
Series 2022A:
1,000 5.000%, 11/15/31, (AMT) No Opt. Call AA-   1,111,220
1,355 5.500%, 11/15/40, (AMT) 11/32 at 100.00 AA-   1,523,101
4,000 Falcon Area Water and Wastewater Authority (El Paso County,
Colorado), Tap Fee Revenue Bonds, Series 2022A, 6.750%, 12/01/34,
144A
9/27 at 103.00 N/R   4,002,320
1,000 Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue
Bonds, Series 2014, 6.000%, 12/01/38
12/24 at 100.00 N/R   942,570
Fourth North Business Improvement District, Silverthorne, Summit
County, Colorado, Special Revenue and Tax Supported Bonds,
Refunding & Improvement Senior Series 2022A:
1,425 5.250%, 12/01/32 12/30 at 102.00 N/R   1,417,618
1,200 5.750%, 12/01/52 12/30 at 102.00 N/R   1,174,920
2,000 Future Legends Sports Park Metropolitan District 2, Colorado, Limited
Tax General Obligation Bonds, Series 2020A, 5.500%, 6/01/50, 144A
6/25 at 103.00 N/R   1,726,440
5,250 Jefferson Center Metropolitan District 1, Arvada, Jefferson County,
Colorado, Special Revenue Bonds, Subordinate Series 2020B,
5.750%, 12/15/50
12/23 at 103.00 N/R   5,098,118
2,000 Jones District Community Authority Board, Centennial, Colorado,
Special Revenue Convertible Capital Appreciaiton Bonds, Series
2020A, 5.750%, 12/01/50
12/25 at 103.00 N/R   1,717,300
1,000 Kinston Metropolitan District 5, Loveland, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A, 5.125%,
12/01/50
12/25 at 103.00 N/R   804,700
1,380 Lanterns Metropolitan District 1, Castle Rock, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Series 2019A,
5.000%, 12/01/39
9/24 at 103.00 N/R   1,332,100
3,000 Ledge Rock Center Commercial Metropolitan District (In the Town of
Johnstown, Weld County, Colorado), Limited Tax General Obligation
Bonds, Series 2022, 7.375%, 11/01/52, 144A
11/29 at 103.00 N/R   3,001,470
Mayberry Community Authority, Colorado Springs, El Paso County,
Colorado, Special Revenue Bonds, Series 2021A:
500 5.000%, 12/01/41 6/26 at 103.00 N/R   459,015
500 5.000%, 4/15/51 6/26 at 103.00 N/R   430,420
500 Meadowbrook Heights Metropolitan District, Jefferson County,
Colorado, General Obligation Limited Tax Bonds, Series 2021A(3),
4.875%, 12/01/51
9/26 at 103.00 N/R   393,590
480 Mountain Sky Metropolitan District, Fort Lupton, Weld County,
Colorado, Limited Tax General Obligation Bonds, Series 2020A,
5.000%, 12/01/49
3/25 at 103.00 N/R   434,554
2,000 North Range Metropolitan District 3, Adams County, Colorado, Limited
Tax General Obligation Bonds, Series 2020A-3, 5.000%, 12/01/40
12/25 at 103.00 N/R   1,857,360
1,810 Northfield Metropolitan District 2, Fort Collins, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Series 2020A,
5.000%, 12/01/50
12/25 at 103.00 N/R   1,582,845
Painted Prairie Public Improvement Authority, Aurora, Colorado, Special
Revenue Bonds, Series 2019:
500 4.000%, 12/01/29 12/24 at 103.00 N/R   469,495

Nuveen Dynamic Municipal Opportiunities Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NDMO
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 1,250 5.000%, 12/01/39 12/24 at 103.00 N/R   $ 1,192,175
285 Peak Metropolitan District 1, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series 2021A,
5.000%, 12/01/51, 144A
3/26 at 103.00 N/R   248,828
1,100 Peak Metropolitan District 3, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series 2022A-1,
7.500%, 12/01/52
12/27 at 103.00 N/R   1,102,277
925 Pinon Pines Metropolitan District 2, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Series 2020, 5.000%, 12/01/40
9/25 at 103.00 N/R   882,617
7,040 Pioneer Community Authority Board (Weld County, Colorado), Special
Revenue Bonds, Series 2022, 6.500%, 12/01/34
6/29 at 103.00 N/R   6,650,336
3,665 Rampart Range Metropolitan District 1, Lone Tree, Colorado,
Limited Tax Supported and Special Revenue Bonds, Refunding &
Improvement Series 2017, 5.000%, 12/01/42
12/27 at 100.00 A1   3,787,191
2,000 Rampart Range Metropolitan District 5, Lone Tree, Douglas County,
Colorado, Limited Tax Supported and Special Revenue Bonds, Series
2021, 4.000%, 12/01/41
10/26 at 102.00 N/R   1,562,520
740 Sterling Ranch Community Authority Board, Douglas County, Colorado,
Limited Tax Supported District 2, Subordinate Series 2020B, 7.125%,
12/15/50
12/25 at 102.00 N/R   711,791
Sterling Ranch Metropolitan District 1, El Paso County, Colorado,
General Obligation Limited Tax Bonds, Series 2020:
2,350 5.000%, 12/01/40 12/25 at 103.00 N/R   2,216,919
2,300 5.125%, 12/01/50 12/25 at 103.00 N/R   2,065,078
2,175 Sunlight Metropolitan District, Steamboat Springs, Colorado, Limited
Tax General Obligation Bonds, Series 2020, 5.000%, 12/01/50
12/25 at 103.00 N/R   1,916,088
496 Tallman Gulch Metropolitan District,  Douglas County, Colorado,
Limited Tax General Obligation Refunding and Improvement
Bonds,Subordinate Limited Tax General Obligation Bonds, Series
2018A, 5.250%, 12/01/47
8/23 at 103.00 N/R   482,038
1,000 Transport Metropolitan District 3, In the City of Aurora, Adams County,
Colorado, General Obligation Limited Bonds, Convertible Capital
Appreciation Series 2021A-2, 5.500%, 12/01/51
3/26 at 103.00 N/R   758,670
1,270 Transport Metropolitan District 3, In the City of Aurora, Adams County,
Colorado, General Obligation Limited Bonds, Series 2021A-1,
5.000%, 12/01/41
3/26 at 103.00 N/R   1,144,207
5,000 Velocity Metropolitan District 5, In the City of Aurora, Colorado, Limited
Tax General Obligation Bonds, Convertible Capital Appreciation
Series 2020A-2, 6.000%, 12/01/50
12/23 at 81.31 N/R   3,427,600
10,000 Velocity Metropolitan District 5, In the City of Aurora, Colorado, Limited
Tax General Obligation Bonds, Series 2020A-1, 5.375%, 12/01/50
12/23 at 103.00 N/R   9,240,000
1,500 Verve Metropolitan District 1, Jefferson County and the City and County
of Broomfield, Colorado, General Obligation Bonds, Refunding and
Improvement Limited Tax Series 2021, 5.000%, 12/01/51
3/26 at 103.00 N/R   1,311,405
2,000 Windler Public Improvement Authority, Aurora, Colorado, Limited Tax
Supported Revenue Bonds, Series 2021A-1, 4.125%, 12/01/51, 144A
9/26 at 103.00 N/R   1,226,040
983 Woodmen Heights Metropolitan District 2, El Paso County, Colorado,
General Obligation Limited Tax Bonds, Taxable Converting to Tax-
Exempt Refunding Subordinate Series 2020B-1, 6.250%, 12/15/40
12/25 at 103.00 N/R   908,439
Total Colorado 120,215,641

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Connecticut - 0.6% (0.4% of Total Investments)
Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Nuvance Health Series 2019A:
$ 1,325 4.000%, 7/01/34 7/29 at 100.00 Baa3   $ 1,316,361
1,250 4.000%, 7/01/36 7/29 at 100.00 Baa2   1,213,338
1,255 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2016B-1, 2.950%, 11/15/31
11/25 at 100.00 AAA   1,175,897
Total Connecticut 3,705,596
District of Columbia - 0.2% (0.1% of Total Investments)
1,000 Washington Convention and Sports Authority, Washington D.C.,
Dedicated Tax Revenue Bonds, Refunding Senior Lien Series 2021A,
4.000%, 10/01/37
10/30 at 100.00 A+   1,009,970
Total District of Columbia 1,009,970
Florida - 14.1% (10.4% of Total Investments)
1,565 Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Ave Maria National Project, Series
2021, 3.750%, 5/01/41
5/31 at 100.00 N/R   1,296,775
Capital Trust Agency, Florida, Educational Facilities Lease Revenue
Bonds, South Tech Schools Project, Series 2020A:
1,230 5.000%, 6/15/40, 144A 6/27 at 100.00 N/R   1,112,633
1,260 5.000%, 6/15/55, 144A 6/27 at 100.00 N/R   1,060,013
Capital Trust Agency, Florida, Revenue Bonds, Babcock Neighborhood
School Inc, Series 2021:
250 4.000%, 8/15/51, 144A 8/28 at 100.00 N/R   179,895
450 4.200%, 8/15/56, 144A 8/28 at 100.00 N/R   326,592
500 4.250%, 8/15/61, 144A 8/28 at 100.00 N/R   358,145
1,000 Capital Trust Agency, Florida, Revenue Bonds, St. Johns Classical
Academy, Refunding Series 2021A, 4.000%, 6/15/56, 144A
6/30 at 100.00 N/R   715,460
4,870 Currents Community Development District, Collier County, Florida,
Capital Improvement Revenue Bonds, Series 2020B, 4.250%, 5/01/41,
144A
No Opt. Call N/R   4,317,109
2,500 Cypress Preserve Community Development District, Pasco County,
Florida, Special Assessment Bonds, Assessment Area 2, Series 2019,
4.125%, 11/01/50
11/29 at 100.00 N/R   2,026,300
1,000 Edgewater East Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Assessment Area 1
Series 2021, 4.000%, 5/01/51
5/31 at 100.00 N/R   783,090
10,000 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Discovery High School Project, Series 2020A,
5.000%, 6/01/55, 144A
6/29 at 100.00 N/R   8,293,000
2,450 Florida Development Finance Corporation, Florida, Solid Waste
Disposal Revenue Bonds, Waste Pro USA, Inc. Project, Series 2023,
6.125%, 7/01/32, (AMT), (Mandatory Put 7/01/26), 144A
4/26 at 100.00 N/R   2,467,958
19,650 Florida Development Finance Corporation, Florida, Surface
Transportation Facility Revenue Bonds, Brightline Passenger Rail
Project, Green Series 2019B, 7.375%, 1/01/49, (AMT), 144A
1/24 at 107.00 N/R   19,541,925
Florida Development Finance Corporation, Florida, Surface
Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail
Project, Series 2019A:
1,250 6.375%, 1/01/49, (AMT), (Mandatory Put 1/01/26), 144A 8/23 at 102.00 N/R   1,210,337
6,890 6.500%, 1/01/49, (AMT), (Mandatory Put 1/01/29), 144A 8/23 at 102.00 N/R   6,648,919
Florida Development Finance Corporation, Healthcare Facilties
Revenue Bonds, Lakeland Regional Health Systems, Series 2021:
450 4.000%, 11/15/35 11/31 at 100.00 A2   451,876

Nuveen Dynamic Municipal Opportiunities Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NDMO
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 1,000 4.000%, 11/15/37 11/31 at 100.00 A2   $ 981,470
1,940 4.000%, 11/15/38 11/31 at 100.00 A2   1,886,786
2,750 Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Series 2023A, 7.500%,
7/01/57, (AMT), (Mandatory Put 8/15/24)
8/23 at 101.00 N/R   2,706,550
22,505 Florida Development Finance Corporation, Revenue Bonds, Brightline
Passenger Rail Expansion Project, Series 2022A, 7.250%, 7/01/57,
(AMT), (Mandatory Put 10/03/23), 144A
8/23 at 104.00 N/R   22,966,803
985 Forest Lake Community Development District, Polk County, Florida,
Specia Assessment Bonds, Assessment Area 1 Project, Series 2020,
4.000%, 5/01/51, 144A
5/30 at 100.00 N/R   809,818
Grand Oaks Community Development District, Saint Johns County,
Florida, Special Assessment Bonds, Assessment Area 2, Series 2020:
1,100 4.250%, 5/01/40 5/31 at 100.00 N/R   985,160
1,500 4.500%, 5/01/52 5/31 at 100.00 N/R   1,285,350
2,500 Greater Orlando Aviation Authority, Florida, Special Purpose Airport
Facilities Revenue Bonds, JetBlue Airways Corporation, Series 2013,
5.000%, 11/15/36, (AMT)
8/23 at 100.00 N/R   2,497,400
1,000 Hammock Reserve Community Development District, Haines City,
Florida, Special Assessment Revenue Bonds, Area1 Project, Series
2020, 4.000%, 5/01/51
5/30 at 100.00 N/R   849,410
1,225 Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, Miami Community Charter
School Inc Project, Series 2020A, 5.000%, 6/01/47, 144A
6/26 at 103.00 Ba2   1,023,169
870 Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding Series
2022A, 5.250%, 10/01/52, (AMT), (UB) (6)
10/32 at 100.00 A3   913,335
2,840 Miami-Dade County, Florida, Special Obligation Bonds, Subordinate
Series 2009, 0.000%, 10/01/42 - BAM Insured
No Opt. Call A2   1,238,183
1,145 South Broward Hospital District, Florida, Hospital Revenue Bonds,
South Broward Hospital District Obligated Group, Refunding Series
2016A, 4.000%, 5/01/44
5/26 at 100.00 Aa3   1,099,647
310 Three Rivers Community Development District, Florida, Special
Assessment Revenue Bonds, South Assessment Area Series 2021B,
4.625%, 5/01/36, 144A
9/23 at 100.00 N/R   292,683
425 Tradition Community Development District 9, Port Saint Lucie, Florida,
Special Assessment Bonds, Series 2021, 2.700%, 5/01/31
No Opt. Call N/R   367,553
450 Village Community Development District 15, Florida, Special
Assessment Revenue Bonds, Series 2023, 4.250%, 5/01/28, 144A
No Opt. Call N/R   452,313
420 Windward Community Development District, Florida, Special
Assessment Bonds, Series 2020A-2, 4.400%, 11/01/35
No Opt. Call N/R   397,622
Total Florida 91,543,279
Georgia - 0.6% (0.5% of Total Investments)
500 Gainesville and Hall County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Northeast Georgia Health Services Inc.,
Series 2021A, 3.000%, 2/15/51 - BAM Insured
2/31 at 100.00 AA   375,670
1,000 Griffin-Spalding County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Wellstar Health System Inc., Series 2017A,
4.000%, 4/01/42
4/27 at 100.00 A2   963,080
2,750 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds,
Series 2022C, 4.000%, 8/01/52, (Mandatory Put 11/01/27), 144A
5/27 at 100.81 BBB-   2,655,180
Total Georgia 3,993,930

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Guam - 0.1% (0.1% of Total Investments)
Guam A.B. Won Pat  International Airport Authority, Revenue Bonds,
Series 2021A:
$ 765 3.099%, 10/01/28 No Opt. Call Baa2   $ 664,005
450 4.460%, 10/01/43 10/31 at 100.00 Baa2   337,401
Total Guam 1,001,406
Illinois - 5.8% (4.3% of Total Investments)
Chicago Board of Education, Illinois, Dedicated Capital Improvement
Tax Revenue Bonds, Series 2023:
1,000 5.250%, 4/01/34 4/33 at 100.00 A   1,128,220
1,055 5.000%, 4/01/41 4/33 at 100.00 A   1,112,117
1,275 5.500%, 4/01/43 4/33 at 100.00 A   1,385,734
2,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2021A, 5.000%, 12/01/34
12/30 at 100.00 BB+   2,090,480
1,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding Second
Lien Series 2014A, 5.000%, 1/01/31
1/24 at 100.00 A3   1,002,180
1,750 Chicago, Illinois, Wastewater Transmission Revenue Bonds, Second Lien
Project, Refunding Series 2023B, 5.000%, 1/01/36 - AGM Insured
7/32 at 100.00 A   1,968,382
Chicago, Illinois, Water Revenue Bonds, Refunding Second Lien Series
2023B:
450 5.000%, 11/01/34 - AGM Insured 5/32 at 100.00 A   509,954
450 5.000%, 11/01/35 - AGM Insured 5/32 at 100.00 A   505,732
270 5.000%, 11/01/36 - AGM Insured 5/32 at 100.00 A   300,648
270 5.000%, 11/01/38 - AGM Insured 5/32 at 100.00 A   296,533
750 5.000%, 11/01/39 - AGM Insured 5/32 at 100.00 A   821,280
2,475 Cook County, Illinois, Sales Tax Revenue Bonds, Series 2021A, 4.000%,
11/15/39
11/30 at 100.00 AA-   2,466,239
750 Illinois Finance Authority, Revenue Bonds, Ascension Health/
fkaPresence Health Network, Series 2016C, 4.000%, 2/15/41
2/27 at 100.00 Aa2   729,503
240 Illinois Finance Authority, Revenue Bonds, Dominican University,
Refunding Series 2022, 5.000%, 3/01/34
9/32 at 100.00 BBB-   246,514
875 Illinois Finance Authority, Revenue Bonds, Lutheran Home and Services,
Series 2019A, 5.000%, 11/01/49
11/26 at 103.00 N/R   710,657
815 Illinois Finance Authority, Revenue Bonds, Northshore - Edward-
Elmhurst Health Credit Group, Series 2022A, 5.000%, 8/15/47
8/32 at 100.00 AA-   862,669
4,400 Illinois State, General Obligation Bonds, Build America Taxable Bonds,
Series 2010-4, 7.100%, 7/01/35
No Opt. Call BBB+   4,682,216
1,500 Illinois State, General Obligation Bonds, May Series 2014, 5.000%,
5/01/32
5/24 at 100.00 BBB+   1,513,635
2,100 Illinois State, General Obligation Bonds, October Series 2020B, 4.000%,
10/01/33
10/30 at 100.00 BBB+   2,146,347
1,730 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior
Series 2023A, 5.250%, 1/01/43
7/33 at 100.00 AA-   1,924,556
Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2022A:
1,290 0.000%, 12/15/35 12/31 at 90.33 BBB   779,766
1,800 0.000%, 6/15/39 12/31 at 81.66 BBB   888,786
1,500 0.000%, 6/15/40 12/31 at 79.15 BBB   701,745
1,415 0.000%, 12/15/40 12/31 at 78.00 BBB   647,235
550 0.000%, 12/15/41 12/31 at 75.58 BBB   238,442
5,190 Romeoville, Will County, Illinois, Revenue Bonds, Lewis University
Project, Series 2015, 5.000%, 10/01/35
4/25 at 100.00 BBB   5,220,725

Nuveen Dynamic Municipal Opportiunities Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NDMO
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 2,365 Sales Tax Securitization Corporation, Illinois, Second Lien Sales Tax
Securitization Bonds, Refunding Series 2023C, 5.000%, 1/01/34 , (WI/
DD)
1/33 at 100.00 AA-   $ 2,642,367
Total Illinois 37,522,662
Indiana - 2.8% (2.1% of Total Investments)
1,415 Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for Educational
Excellence Project, Refunding Series 2020A, 5.875%, 6/01/55, 144A
6/30 at 100.00 N/R   1,213,659
1,190 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Depauw University Project, Series 2019, 5.000%, 7/01/37
7/29 at 100.00 Baa1   1,227,366
1,625 Indiana Finance Authority, Environmental Improvement Revenue
Bonds, United States Steel Corporation Project, Series 2020, 6.750%,
5/01/39, (AMT)
11/30 at 100.00 B1   1,839,159
1,000 Indiana Finance Authority, Hospital Revenue Bonds, Indiana University
Health Obligation Group, Long Term Rate Series 2023B-1, 5.000%,
10/01/62, (Mandatory Put 7/01/28)
7/27 at 101.76 AA   1,083,540
3,185 Indiana Finance Authority, Hospital Revenue Bonds, Indiana University
Health Obligation Group, Long Term Rate Series 2023B-2, 5.000%,
10/01/60, (Mandatory Put 7/01/30)
7/29 at 101.68 AA   3,551,243
3,375 Indiana Finance Authority, Hospital Revenue Bonds, Indiana University
Health Obligation Group, Long Term Rate Series 2023B-3, 5.000%,
10/01/55, (Mandatory Put 7/01/32)
7/31 at 101.64 AA   3,844,665
1,500 Indianapolis Local Public Improvement Bond Bank, Indiana, Airport
Authority Project Revenue Bonds, Refunding Series 2015I, 5.000%,
1/01/32, (AMT)
1/25 at 100.00 A   1,523,520
3,770 Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products
North America Inc. Project, Series 2015, 4.400%, 11/01/45, (AMT),
(Mandatory Put 6/10/31)
No Opt. Call A2   3,844,910
Total Indiana 18,128,062
Iowa - 0.6% (0.5% of Total Investments)
2,500 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue
Bonds, Alcoa Inc. Project, Series 2012, 4.750%, 8/01/42
8/23 at 100.00 BB+   2,424,850
1,745 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue
Bonds, Iowa Fertilizer Company Project, Refunding Series 2022,
5.000%, 12/01/50, (Mandatory Put 12/01/42)
12/29 at 103.00 BBB-   1,781,418
Total Iowa 4,206,268
Kentucky - 1.3% (0.9% of Total Investments)
3,000 Bell County, Kentucky, Special Assessment Industrial Building Revenue
Bonds, Boone's Ridge Project, Series 2020, 6.000%, 12/01/40
12/30 at 100.00 N/R   2,668,110
2,175 Carroll County, Kentucky, Environmental Facilities Revenue Bonds,
Kentucky Utilities Company Project, Refunding Series 2006B, 2.125%,
10/01/34, (AMT)
6/31 at 100.00 A   1,703,221
1,000 Newport, Kentucky, Special Obligation Revenue Bonds, Newport
Clifton Project, Series 2020B, 5.500%, 12/01/60
12/30 at 100.00 N/R   816,490
3,000 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2018A, 4.000%, 4/01/48, (Mandatory Put 4/01/24)
1/24 at 100.37 A1   2,998,140
Total Kentucky 8,185,961
Louisiana - 0.9% (0.7% of Total Investments)
1,150 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Lincoln
Preparatory School Project, Series 2021A, 5.250%, 6/01/51, 144A
6/31 at 100.00 N/R   951,993

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Louisiana (continued)
$ 2,720 Louisiana Stadium and Exposition District, Revenue Bonds, Senior
Series 2023A, 5.000%, 7/01/43
7/33 at 100.00 A2   $ 2,961,019
2,000 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010, 6.350%, 7/01/40, 144A
6/30 at 100.00 BB-   2,159,220
Total Louisiana 6,072,232
Maryland - 0.8% (0.6% of Total Investments)
200 Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project,
Refunding Series 2022, 4.500%, 6/01/33, 144A
6/31 at 100.00 N/R   196,406
5,170 Frederick County, Maryland, Special Tax Limited Obligation Bonds,
Jefferson Technology Park Project, Refunding Series 2020A, 5.000%,
7/01/43, 144A
7/30 at 102.00 N/R   5,092,864
Total Maryland 5,289,270
Massachusetts - 0.7% (0.5% of Total Investments)
Massachusetts Development Finance Agency, Revenue Bonds,
Northeastern University, Series 2022:
395 5.000%, 10/01/39 10/32 at 100.00 A1   446,492
2,755 5.000%, 10/01/41 10/32 at 100.00 A1   3,089,760
935 5.000%, 10/01/44 10/32 at 100.00 A1   1,038,682
Total Massachusetts 4,574,934
Michigan - 0.7% (0.5% of Total Investments)
5,000 Detroit, Wayne County, Michigan, General Obligation Bonds, Financial
Recovery Series 2014B-1, 4.000%, 4/01/44
8/23 at 100.00 N/R   3,725,900
710 Gerald R. Ford International Airport Authority, Kent County, Michigan,
Revenue Bonds, Limited Tax General Obligation Series 2021, 5.000%,
1/01/46, (AMT)
1/32 at 100.00 AAA   748,873
Total Michigan 4,474,773
Minnesota - 1.4% (1.0% of Total Investments)
1,780 Minneapolis, Minnesota, Health Care System Revenue Bonds, Allina
Health System, Series 2023A, 5.000%, 11/15/52, (Mandatory Put
11/15/28)
5/28 at 100.91 A1   1,915,476
2,325 Minneapolis, Minnesota, Health Care System Revenue Bonds, Allina
Health System, Series 2023B, 5.000%, 11/15/53, (Mandatory Put
11/15/30)
11/29 at 101.75 A1   2,564,033
3,745 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Community School of Excellence,
Series 2023, 5.500%, 3/01/53, 144A
3/33 at 100.00 Ba1   3,472,402
1,140 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Hope Community Academy Project,
Series 2020A, 5.000%, 12/01/55
12/28 at 102.00 BB-   928,222
Total Minnesota 8,880,133
Missouri - 1.7% (1.3% of Total Investments)
180 Cape Girardeau County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Southeasthealth, Series 2021,
4.000%, 3/01/41
3/31 at 100.00 BB-   154,154
1,100 M150 and 135th Street Transporation Development District, Kansas
City, Missouri, Transportation Sales Tax Revenue Bonds, Series 2020A,
4.250%, 10/01/43
10/27 at 100.00 N/R   916,817
2,990 Metropolitan St. Louis Sewerage District, Missouri, Wastewater System
Revenue Bonds, Series 2023A, 5.000%, 5/01/39
5/33 at 100.00 AA+   3,387,491
3,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2014F, 4.000%, 11/15/45
11/24 at 100.00 A+   2,891,640

Nuveen Dynamic Municipal Opportiunities Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NDMO
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Missouri (continued)
Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Expansion & Improvement Projects
Series 2020:
$ 1,000 5.000%, 10/01/40 - AGM Insured 10/30 at 100.00 A1   $ 1,060,150
2,625 5.000%, 10/01/45 - AGM Insured 10/30 at 100.00 A1   2,754,911
Total Missouri 11,165,163
Montana - 0.3% (0.2% of Total Investments)
1,975 Forsyth, Rosebud County, Montana, Pollution Control Revenue
Refunding Bonds, Northwestern Corporation Colstrip Project, Series
2023, 3.875%, 7/01/28
4/28 at 100.00 A3   1,979,720
Total Montana 1,979,720
Nebraska - 0.6% (0.4% of Total Investments)
3,750 Central Plains Energy Project, Nebraska, Gas Project Revenue Bonds,
Project 5, Series 2022-1, 5.000%, 5/01/53, (Mandatory Put 10/01/29)
7/29 at 100.22 A2   3,890,512
Total Nebraska 3,890,512
Nevada - 0.5% (0.4% of Total Investments)
2,000 Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels
LLC Project, Green Series 2020, 6.750%, 2/15/38, 144A
2/31 at 100.00 N/R   1,779,480
Las Vegas, Nevada, Local Improvement Bonds, Special Improvement
District 611 Sunstone Phase I and II, Series 2020:
445 4.000%, 6/01/40 6/30 at 100.00 N/R   393,977
1,135 4.125%, 6/01/50 6/30 at 100.00 N/R   955,840
Total Nevada 3,129,297
New Hampshire - 0.2% (0.1% of Total Investments)
1,250 New Hampshire Health and Education Facilities Authority, Revenue
Bonds, Catholic Medical Center, Series 2017, 3.750%, 7/01/40
7/27 at 100.00 Baa3   1,043,138
Total New Hampshire 1,043,138
New Jersey - 1.1% (0.8% of Total Investments)
1,685 New Jersey Economic Development Authority, Energy Facilities
Revenue Bonds, UMM Energy Partners, LLC Project, Series 2012A,
7.000%, 6/15/30, 144A
8/23 at 100.00 Baa2   1,670,677
750 New Jersey Economic Development Authority, Revenue Bonds, Motor
Vehicle Surcharge, Refunding Subordinate Series 2017A, 3.375%,
7/01/30
7/27 at 100.00 BB+   726,390
750 New Jersey Economic Development Authority, Water Facilities Revenue
Bonds, New Jersey-American Water Company Inc. Project, Refunding
Series 2020B, 3.750%, 11/01/34, (AMT), (Mandatory Put 6/01/28)
No Opt. Call A+   746,753
3,750 South Jersey Transportation Authority, New Jersey, Transportation
System Revenue Bonds, Refunding Series 2014A, 5.000%, 11/01/39
11/24 at 100.00 Baa2   3,763,800
Total New Jersey 6,907,620
New Mexico - 1.0% (0.7% of Total Investments)
7,000 Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds,
Subordinate Lien Series 2020, 8.000%, 5/01/40, 144A
11/23 at 103.00 N/R   6,307,700
Total New Mexico 6,307,700
New York - 13.2% (9.8% of Total Investments)
1,240 Build NYC Resource Corporation, New York, Revenue Bonds, Albert
Einstein College of Medicine, Inc, Series 2023, 7.250%, 6/01/55, 144A
12/30 at 100.00 N/R   1,241,203

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 5,000 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020A-1, 5.500%, 6/01/55, 144A
12/30 at 100.00 N/R   $ 3,927,800
Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020C-1:
1,310 5.000%, 6/01/40, 144A 12/30 at 100.00 N/R   1,071,082
3,000 5.000%, 6/01/55, 144A 12/30 at 100.00 N/R   2,170,860
10,000 Dormitory Authority of the State of New York, Revenue Bonds, Catholic
Health System Obligated Group Series 2019A, 4.000%, 7/01/45
7/29 at 100.00 Caa2   7,144,100
Dutchess County Local Development Corporation, New York, Revenue
Bonds, Health Quest Systems, Inc. Project, Series 2016B:
7,630 5.000%, 7/01/32 7/26 at 100.00 Baa2   7,846,997
1,095 5.000%, 7/01/35 7/26 at 100.00 Baa3   1,121,204
10,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Series 2014D-1, 5.250%, 11/15/44
11/24 at 100.00 BBB+   10,075,900
New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2023 Series A-1:
2,785 5.250%, 8/01/42 8/32 at 100.00 Aa1   3,160,892
4,640 5.000%, 8/01/43 8/32 at 100.00 Aa1   5,104,510
3,005 5.000%, 8/01/44 8/32 at 100.00 Aa1   3,284,856
New York City, New York, General Obligation Bonds, Fiscal 2023 Series
1:
1,000 5.000%, 8/01/34 8/33 at 100.00 AA   1,186,080
1,000 5.000%, 8/01/35 8/33 at 100.00 AA   1,172,720
2,500 New York City, New York, General Obligation Bonds, Fiscal 2023 Series
E-1, 5.250%, 4/01/44
4/33 at 100.00 AA   2,827,525
3,530 New York State Thruway Authority, State Personal Income Tax Revenue
Bonds, Bidding Group 1 Series 2022A, 5.000%, 3/15/41
9/32 at 100.00 AA+   3,942,551
3,500 New York State Urban Development Corporation, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2022A, 5.000%,
3/15/45
9/32 at 100.00 Aa1   3,851,575
180 New York Transportation Development Corporation, New York, Facility
Revenue Bonds, Thruway Service Areas Project, Series 2021, 4.000%,
10/31/41, (AMT)
10/31 at 100.00 BBB-   164,210
2,500 New York Transportation Development Corporation, New York, Special
Facilities Bonds, LaGuardia Airport Terminal B Redevelopment
Project, Series 2016A, 5.000%, 7/01/41, (AMT)
7/24 at 100.00 Baa2   2,499,250
New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Series 2020:
10,240 5.250%, 8/01/31, (AMT) 8/30 at 100.00 B+   10,636,390
3,400 5.375%, 8/01/36, (AMT) 8/30 at 100.00 B+   3,446,444
320 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Series 2021, 2.250%, 8/01/26, (AMT)
No Opt. Call B   308,179
1,000 New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals
C&D Redevelopment Project, Series 2020, 4.000%, 10/01/30, (AMT)
No Opt. Call BB+   996,440
Port Authority of New York and New Jersey, Consolidated Revenue
Bonds, Two Hundred Thirty-Eighth Series 2023:
2,250 5.000%, 7/15/34, (AMT) 7/33 at 100.00 AA-   2,540,408
565 5.000%, 7/15/35, (AMT) 7/33 at 100.00 AA-   633,512
490 5.000%, 7/15/37, (AMT) 7/33 at 100.00 AA-   538,520
450 5.000%, 7/15/38, (AMT) 7/33 at 100.00 AA-   491,071
590 5.000%, 7/15/39, (AMT) 7/33 at 100.00 AA-   641,749

Nuveen Dynamic Municipal Opportiunities Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NDMO
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 3,960 Syracuse Industrial Development Authority, New York, PILOT Revenue
Bonds, Carousel Center Project, Taxable Series 2007B, 5.693%,
1/01/28 - SYNCORA GTY Insured, 144A
No Opt. Call C   $ 3,787,621
Total New York 85,813,649
North Carolina - 0.4% (0.3% of Total Investments)
Greater Asheville Regional Airport Authority, North Carolina, Airport
System Revenue Bonds, Series 2023:
335 5.250%, 7/01/41 - AGM Insured, (AMT) 7/33 at 100.00 A1   363,495
340 5.250%, 7/01/43 - AGM Insured, (AMT) 7/33 at 100.00 A1   366,615
1,365 5.250%, 7/01/48 - AGM Insured, (AMT) 7/33 at 100.00 A1   1,461,014
370 North Carolina Medical Care Commission, Retirement Facilities First
Mortgage Revenue Bonds, The Forest at Duke, Inc., Series 2021,
4.000%, 9/01/46
9/28 at 103.00 BBB-   300,422
Total North Carolina 2,491,546
Ohio - 3.4% (2.5% of Total Investments)
2,115 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1, 4.000%, 6/01/48
6/30 at 100.00 BBB+   1,949,395
675 Butler County, Ohio,  Hospital Facilities Revenue Bonds, UC Health,
Refunding Series 2017, 4.000%, 11/15/23
No Opt. Call Baa3   673,326
1,000 Columbus-Franklin County Finance Authority, Ohio, Tax Increment
Financing Revenue Bonds, Bridge Park D Block Project, Series 2019A-
1, 5.000%, 12/01/51
6/29 at 100.00 N/R   966,130
1,000 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Generation Corporation Project,
Refunding Series 2009D, 3.375%, 8/01/29
No Opt. Call BBB-   910,300
1,000 Ohio State, Hospital Revenue Bonds, University Hospitals Health
System, Inc., Fixed Interest Rate Series 2020A, 3.000%, 1/15/45 - BAM
Insured
1/30 at 100.00 A2   780,720
21,000 Southern Ohio Port Authority, Ohio, Facility Revenue Bonds, Purecycle
Project, Series 2020A, 7.000%, 12/01/42, (AMT), 144A
12/27 at 103.00 N/R   15,708,210
1,000 Southern Ohio Port Authority, Ohio, Facility Revenue Bonds, Purecycle
Project, Series 2020B, 10.000%, 12/01/27, (AMT), 144A
12/26 at 105.00 N/R   918,270
Total Ohio 21,906,351
Pennsylvania - 4.6% (3.4% of Total Investments)
1,000 Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, University of Pittsburgh Medical Center, Series
2019A, 4.000%, 7/15/37
7/29 at 100.00 A   999,360
930 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, 615 Waterfront Project, Senior
Series 2021, 6.000%, 5/01/42, 144A
5/31 at 100.00 N/R   956,551
500 Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Refunding Bonds, FirstEnergy Generation
Project, Series 2008B, 3.750%, 10/01/47
4/31 at 100.00 BBB-   368,010
1,000 Dauphin County General Authority, Pennsylvania, Revenue Bonds,
Harrisburg University of Science & Technology Project, Series 2017,
5.125%, 10/15/41, 144A
10/27 at 100.00 BB   907,910
2,000 Dauphin County General Authority, Pennsylvania, Revenue Bonds,
Harrisburg University of Science & Technology Project, Series 2020,
6.250%, 10/15/53, 144A
10/28 at 100.00 BB   2,005,900

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 9,000 Geisinger Authority, Montour County, Pennsylvania, Health System
Revenue Bonds, Geisinger Health System, Series 2017A-2, 5.000%,
2/15/39
2/27 at 100.00 A2   $ 9,285,930
3,000 Montgomery County Industrial Development Authority, Pennsylvania,
Facilities Revenue Bonds, Constellation Energy Generation LLC
Project, Refunding Series 2023A, 4.100%, 10/01/53, (Mandatory Put
4/03/28)
No Opt. Call BBB   3,054,750
1,300 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2021A, 10.000%, 12/01/31 (4),(7)
No Opt. Call N/R   810,875
2,960 Pennsylvania Economic Development Financing Authority, Parking
System Revenue Bonds, Capitol Region Parking System, Junior
Guaranteed Series 2013B, 0.000%, 1/01/45 - BAM Insured
No Opt. Call A3   1,044,910
2,040 Pennsylvania Economic Development Financing Authority, Revenue
Bonds, University of Pittsburgh Medical Center, Series 2017A,
4.000%, 11/15/42
11/27 at 100.00 A   1,976,066
Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2022B:
30 5.250%, 12/01/41 12/32 at 100.00 A1   33,508
485 5.250%, 12/01/42 12/32 at 100.00 A1   539,820
1,965 5.250%, 12/01/47 12/32 at 100.00 A1   2,160,282
5,000 5.250%, 12/01/52 12/32 at 100.00 A1   5,459,050
Total Pennsylvania 29,602,922
Puerto Rico - 3.2% (2.3% of Total Investments)
409 HTA Claas 6, Puerto Rico Highway and Transportation Authority
Highway Revenue Bonds, Series 2022, 5.250%, 7/01/38
8/23 at 100.00 N/R   409,449
6,500 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B, 4.000%, 7/01/42, 144A
7/31 at 100.00 N/R   5,732,415
8,000 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010XX, 5.250%, 7/01/40 (4)
8/23 at 100.00 D   3,000,000
3,065 Puerto Rico Highway and Transportation Authority, Restructured Toll
Revenue Bonds, Series 2022A, 5.000%, 7/01/62
7/32 at 100.00 N/R   3,019,025
2,150 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1, 4.550%, 7/01/40
7/28 at 100.00 N/R   2,083,758
Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1:
1,030 0.000%, 7/01/33 7/31 at 89.94 N/R   628,767
0 (8) 4.000%, 7/01/35 7/31 at 103.00 N/R   59
1,117 4.000%, 7/01/37 7/31 at 103.00 N/R   1,003,980
839 4.000%, 7/01/41 7/31 at 103.00 N/R   722,612
873 4.000%, 7/01/46 7/31 at 103.00 N/R   729,219
6,474 Puerto Rico, General Obligation Bonds, Vintage CW NT Claims Taxable
Series 2022, 0.000%, 11/01/43
No Opt. Call N/R   3,326,182
Total Puerto Rico 20,655,466
South Carolina - 0.3% (0.2% of Total Investments)
1,000 South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, Columbia College, Refunding Series
2020A, 5.625%, 10/01/40
10/27 at 103.00 N/R   913,080
1,000 South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, Horse Creek Academy Project, Series
2021A, 5.000%, 11/15/55, 144A
11/26 at 100.00 N/R   859,210

Nuveen Dynamic Municipal Opportiunities Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NDMO
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
South Carolina (continued)
$ 250 South Carolina Jobs-Economic Development Authority, Retirement
Community Revenue Notes, Kiawah Life Plan Village, Inc. Project,
Series 2021A, 8.750%, 7/01/25
8/23 at 100.00 N/R   $ 296,497
Total South Carolina 2,068,787
Tennessee - 4.4% (3.3% of Total Investments)
7,250 Johnson City Health and Educational Facilities Board, Tennessee,
Revenue Bonds, Ballad Health, Long Term Interest Rate Series 2023B,
5.000%, 7/01/33
No Opt. Call A-   8,196,778
20,000 The Tennessee Energy Acquisition Corporation, Gas Project Revenue
Bonds, Series 2023A-1, 5.000%, 5/01/53, (Mandatory Put 5/01/28)
2/28 at 100.22 A2   20,611,000
Total Tennessee 28,807,778
Texas - 17.5% (12.9% of Total Investments)
500 Abilene Convention Center Hotel Development Corporation, Texas,
Hotel Revenue Bonds, Second-Lien Series 2021B, 5.000%, 10/01/50,
144A
10/31 at 100.00 N/R   430,120
755 Bexar County, Texas, Venue Project Revenue Bonds, Taxable Refunding
Combined Venue Tax Series 2021, 3.031%, 8/15/41 - AGM Insured
8/31 at 100.00 A-   557,265
1,000 Central Texas Regional Mobility Authority, Revenue Bonds, Refunding
Senior Lien Series 2021D, 4.000%, 1/01/44
7/31 at 100.00 A3   947,760
225 City of Midlothian, Texas, Westside Preserve Public Improvement
District Improvement Area #1 Project, Special Assessment Revenue
Bonds, Series 2022, 4.750%, 9/15/32, 144A
No Opt. Call N/R   219,141
4,605 Dallas, Texas, General Obligation Bonds, Refunding and Improvement
Series 2023A, 5.000%, 2/15/43
2/33 at 100.00 AA-   5,104,689
1,000 Flower Mound, Texas, Special Assessment Revenue Bonds, River Walk
Public Improvement District 1, Refunding Series 2021, 3.500%,
9/01/36, 144A
9/31 at 100.00 N/R   832,100
1,280 Fort Bend County Industrial Development Corporation, Texas, Revenue
Bonds, NRG Energy Inc. Project, Series 2012B, 4.750%, 11/01/42
8/23 at 100.00 Baa2   1,246,963
1,000 Harris County Industrial Development Corporation, Texas, Revenue
Bonds, Energy Transfer LP Project, Marine Terminal Refunding Series
2023, 4.050%, 11/01/50, (Mandatory Put 6/01/33)
3/33 at 100.00 BBB-   1,007,550
3,990 Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior
Lien Series 2001H, 0.000%, 11/15/24 - NPFG Insured
No Opt. Call BB+   3,783,517
Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate
Lien Series 2023A:
4,500 5.000%, 7/01/32 - AGM Insured, (AMT) No Opt. Call A1   4,999,995
3,330 5.000%, 7/01/33 - AGM Insured, (AMT) No Opt. Call A1   3,732,164
3,500 5.000%, 7/01/34 - AGM Insured, (AMT) 7/33 at 100.00 A1   3,904,110
1,250 5.000%, 7/01/38 - AGM Insured, (AMT) 7/33 at 100.00 A1   1,350,875
1,250 5.250%, 7/01/39 - AGM Insured, (AMT) 7/33 at 100.00 A1   1,378,250
2,500 5.250%, 7/01/40 - AGM Insured, (AMT) 7/33 at 100.00 A1   2,744,100
2,500 5.250%, 7/01/41 - AGM Insured, (AMT) 7/33 at 100.00 A1   2,736,025
1,250 5.250%, 7/01/42 - AGM Insured, (AMT) 7/33 at 100.00 A1   1,365,125
1,715 5.250%, 7/01/43 - AGM Insured, (AMT) 7/33 at 100.00 A1   1,863,691
Love Field Airport Modernization Corporation, Texas, General Airport
Revenue Bonds, Refunding Series 2021:
5,610 4.000%, 11/01/38 - AGM Insured, (AMT) 11/31 at 100.00 A   5,499,651
1,000 4.000%, 11/01/39 - AGM Insured, (AMT) 11/31 at 100.00 A   973,510
7,050 Lower Colorado River Authority, Texas, Revenue Bonds, Refunding
Series 2023B, 5.000%, 5/15/39, (Mandatory Put 5/15/28)
2/28 at 100.00 A   7,539,763

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 500 Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds,
Thunder Rock Public Improvement District Improvement Area 1
Project, Series 2021, 4.125%, 9/01/41, 144A
9/31 at 100.00 N/R   $ 435,080
1,500 Matagorda County Navigation District 1, Texas, Pollution Control
Revenue Bonds, AEP Texas Central Company Project, Remarketing,
Series 2008-1, 4.000%, 6/01/30
8/23 at 100.00 Baa2   1,494,555
625 McLendon-Chisholm, Texas, Special Assessment Revenue Bonds,
Sonoma Public Improvement  District Improvement Area 3 Project,
Series 2021, 3.625%, 9/15/41, 144A
9/31 at 100.00 N/R   496,213
500 Mesquite, Texas, Special Assessment Revenue Bonds, Solterra Public
Improvement District Improvement Area A-1 Projects, Series 2023,
5.500%, 9/01/43, 144A , (WI/DD)
9/33 at 100.00 N/R   496,970
4,175 New Hope Cultural Education Facilities Finance Corporation, Texas,
Education Revenue Bonds, Southwest Preparatory School, Series
2020A, 5.000%, 8/15/50, 144A
8/25 at 103.00 BB+   3,465,041
New Hope Cultural Education Facilities Finance Corporation, Texas,
Senior Living Revenue Bonds, Sanctuary LTC LLC Project, Series
2021A-1:
6,795 5.250%, 1/01/42 1/28 at 103.00 N/R   5,164,812
6,465 5.500%, 1/01/57 1/28 at 103.00 N/R   4,630,750
Pflugerville Independent School District, Travis and Williamson
Counties, Texas, General Obligation Bonds, School Building Series
2023A:
1,485 4.000%, 2/15/42 2/33 at 100.00 AA+   1,464,106
2,075 4.000%, 2/15/44 2/33 at 100.00 AA+   2,021,071
Pflugerville, Texas, Certificates of Obligation, Combination Tax and
Revenue Series 2023:
795 5.000%, 8/01/32 No Opt. Call Aa1   930,023
1,460 5.000%, 8/01/33 8/32 at 100.00 Aa1   1,706,944
1,350 5.000%, 8/01/34 8/32 at 100.00 Aa1   1,573,331
1,860 5.000%, 8/01/35 8/32 at 100.00 Aa1   2,148,486
745 5.000%, 8/01/36 8/32 at 100.00 Aa1   851,639
450 5.000%, 8/01/37 8/32 at 100.00 Aa1   508,702
3,500 Port Beaumont Industrial Development Authority, Texas, Facility
Revenue Bonds, Jefferson Gulf Coast Energy Project, Series 2021B,
4.100%, 1/01/28, 144A
8/23 at 102.05 N/R   2,784,005
2,020 Sachse, Texas, Special Assessment Bonds, Sachse Public Improvement
District 1 Major Improvement Area Project, Series 2020, 5.375%,
9/15/40, 144A
9/30 at 100.00 N/R   1,976,893
2,000 Spring Independent School District, Hardin County, Texas, Unlimited
Tax School Building Bonds, Series 2023, 4.000%, 8/15/52
8/33 at 100.00 AA-   1,933,860
450 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Hendrick Medical Center, Taxable Series
2021, 3.292%, 9/01/40 - AGM Insured
9/30 at 100.00 A1   335,291
Tarrant County Hospital District, Texas, General Obligation Bonds,
Limited Tax Series 2023:
1,000 4.000%, 8/15/43 8/32 at 100.00 AA   976,480
2,165 4.250%, 8/15/48 8/32 at 100.00 AA   2,148,936
4,750 5.250%, 8/15/48 8/32 at 100.00 AA   5,239,012
1,500 5.250%, 8/15/53 8/32 at 100.00 AA   1,644,510
Texas State, General Obligation Bonds, Water Financial Assistance
Bonds, Economic Distressed Areas Program Series 2023C:
1,350 5.000%, 8/01/31 No Opt. Call AAA   1,569,888
1,055 5.000%, 8/01/32 No Opt. Call AAA   1,243,349
450 5.000%, 8/01/33 No Opt. Call AAA   536,891
450 5.000%, 8/01/34 8/33 at 100.00 AAA   532,444

Nuveen Dynamic Municipal Opportiunities Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NDMO
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 450 5.000%, 8/01/35 8/33 at 100.00 AAA   $ 527,301
Texas State, General Obligation Bonds, Water Financial Assistance
Bonds, Series 2023A:
500 5.000%, 8/01/41 8/33 at 100.00 AAA   560,920
515 5.000%, 8/01/42 8/33 at 100.00 AAA   576,043
555 5.000%, 8/01/43 8/33 at 100.00 AAA   619,619
2,890 Texas Water Development Board, State Water Implementation Revenue
Fund Bonds, Master Trust Series 2020, 4.000%, 10/15/45
10/30 at 100.00 AAA   2,840,610
650 Texas Water Development Board, State Water Implementation Revenue
Fund Bonds, Master Trust Series 2021, 4.000%, 10/15/51
10/31 at 100.00 AAA   628,056
6,915 Texas Water Development Board, State Water Implementation Revenue
Fund Bonds, Master Trust Series 2022, 4.800%, 10/15/52
10/32 at 100.00 AAA   7,369,800
Total Texas 113,647,995
Utah - 0.8% (0.6% of Total Investments)
500 Red Bridge Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2021A, 4.125%, 2/01/41, 144A
2/26 at 103.00 N/R   392,860
Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2023A:
715 5.000%, 7/01/34, (AMT) , (WI/DD) 7/33 at 100.00 A+   799,449
645 5.250%, 7/01/43, (AMT) , (WI/DD) 7/33 at 100.00 A2   703,108
970 Utah Charter School Finance Authority, Charter School Revenue Bonds,
Paradigm High School Project, Series 2020A, 5.125%, 7/15/51, 144A
1/25 at 102.00 N/R   745,687
2,540 Wohali Public Infrastructure District 1, Utah, Special Assessment
Revenue Bonds, Assessment Area 1 Series 2023, 7.000%, 12/01/42,
144A
9/28 at 103.00 N/R   2,544,394
Total Utah 5,185,498
Virgin Islands - 0.5% (0.4% of Total Investments)
2,365 Matching Fund Special Purpose Securitization Corporation, Virgin
Islands, Revenue Bonds, Series 2022A, 5.000%, 10/01/32
No Opt. Call N/R   2,382,123
1,000 West Indian Company Limited, Virgin Islands, Port Facilities Revenue
Bonds, WICO Financing, Series 2022A, 6.125%, 10/01/42, 144A
10/29 at 104.00 N/R   958,040
Total Virgin Islands 3,340,163
Virginia - 1.3% (1.0% of Total Investments)
2,790 Virginia College Building Authority, Educational Facilities Revenue
Bonds, 21st Century Collage & Equipment Programs, Series 2023A,
5.250%, 2/01/42
2/33 at 100.00 AA+   3,186,682
Virginia Port Authority, Commonwealth Port Fund Revenue Bonds,
Series 2023A:
270 5.000%, 7/01/41 7/33 at 100.00 AA+   307,994
430 5.000%, 7/01/42 7/33 at 100.00 AA+   488,287
525 5.000%, 7/01/43 7/33 at 100.00 AA+   595,051
2,000 Virginia Small Business Financing Authority, Private Activity Revenue
Bonds, Transform 66 P3 Project, Senior Lien Series 2017, 5.000%,
12/31/47, (AMT)
6/27 at 100.00 Baa3   2,024,680
770 Virginia Small Business Financing Authority, Revenue Bonds, 95 Express
Lanes LLC Project, Refunding Senior Lien Series 2022, 5.000%,
12/31/47, (AMT)
12/32 at 100.00 Baa1   794,794
1,000 Virginia Small Business Financing Authority, Tourism Development
Financing Program Revenue Bonds, Virginia Beach Oceanfront South
Hotel Project, Senior Series 2020A-1, 8.000%, 10/01/43, 144A
10/30 at 120.40 N/R   1,034,190
Total Virginia 8,431,678

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Washington - 1.2% (0.9% of Total Investments)
$ 2,145 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Series 2014D, 5.000%, 10/01/41
10/24 at 100.00 A   $ 2,139,251
1,915 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Saint Joseph Health, Refunding Series 2021B, 4.000%,
10/01/42, (Mandatory Put 10/01/30)
No Opt. Call A   1,921,396
3,500 Washington State, General Obligation Bonds, Various Purpose Series
2022A-2, 5.000%, 8/01/40
8/31 at 100.00 AA+   3,890,740
Total Washington 7,951,387
West Virginia - 1.0% (0.7% of Total Investments)
3,890 West Virginia Economic Development Authority, Dock and Wharf
Facilities Revenue Bonds, Empire Trimodal Terminal, LLC Project,
Series 2020, 7.625%, 12/01/40, 144A
12/27 at 103.00 N/R   3,138,297
1,000 West Virginia Economic Development Authority, Solid Waste Disposal
Facilities Revenue Bonds, Arch Resources Project, Series 2021,
4.125%, 7/01/45, (AMT), (Mandatory Put 7/01/25)
1/25 at 100.00 B2   986,500
West Virginia Hospital Finance Authority, Revenue Bonds, West Virginia
University Health System, Improvement Series 2023A:
1,035 5.000%, 6/01/41 6/33 at 100.00 A   1,107,781
1,000 5.000%, 6/01/43 6/33 at 100.00 A   1,063,610
Total West Virginia 6,296,188
Wisconsin - 3.9% (2.9% of Total Investments)
3,000 Gillett, Wisconsin, Solid Waste Disposal Revenue Bonds, WI RNG Hub
North LLC Renewable Natural Gas Production Plant Project, Series
2021A, 5.500%, 12/01/32, 144A
12/26 at 100.00 N/R   2,507,820
6,350 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Freedom Classical Academy Inc., Series 2020A, 5.000%, 1/01/56,
144A
1/28 at 100.00 N/R   5,328,920
200 Public Finance Authority of Wisconsin, Education Revenue Bonds,
Shining Rock Classical Academy, Series 2022A, 6.125%, 6/15/57
6/29 at 101.00 N/R   185,912
1,000 Public Finance Authority of Wisconsin, Education Revenue Bonds, The
Capitol Encore Academy, Series 2021A, 5.000%, 6/01/56, 144A
6/28 at 100.00 N/R   812,280
1,000 Public Finance Authority of Wisconsin, Educational Facility Revenue
Bonds, LEAD Academy Project, Series 2021, 5.000%, 8/01/51, 144A
8/28 at 100.00 N/R   806,630
Public Finance Authority of Wisconsin, Health Care Facilities Revenue
Bonds, Appalachian Regional Healthcare System Obligated Group,
Series 2021A:
300 5.000%, 7/01/35 1/31 at 100.00 BBB   320,094
190 5.000%, 7/01/38 1/31 at 100.00 BBB   196,830
2,000 Public Finance Authority of Wisconsin, Hotel Revenue Bonds, Grand
Hyatt San Antonio Hotel Acquisition Project, Senior Lien Series 2022A,
5.000%, 2/01/52
2/32 at 100.00 BBB-   1,994,720
Public Finance Authority of Wisconsin, Hotel Revenue Bonds, Grand
Hyatt San Antonio Hotel Acquisition Project, Subordinate Lien Series
2022B:
1,670 5.625%, 2/01/46, 144A 2/32 at 100.00 N/R   1,678,434
2,000 6.000%, 2/01/62, 144A 2/32 at 100.00 N/R   2,033,180
5,000 Public Finance Authority of Wisconsin, Limited Obligation PILOT
Revenue Bonds, American Dream @ Meadowlands Project, Series
2017, 7.000%, 12/01/50, 144A
12/27 at 100.00 N/R   4,560,500
1,000 Public Finance Authority of Wisconsin, Pollution Control Revenue
Bonds, Duke Energy Progress Project, Refunding Series 2022B,
4.000%, 10/01/46, (Mandatory Put 10/01/30)
No Opt. Call A   1,010,810

Nuveen Dynamic Municipal Opportiunities Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NDMO
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
$ 2,000 Public Finance Authority of Wisconsin, Revenue Bonds, Sky Harbour
LLC Obligated Group Aviation Facilities Project, Series 2021, 4.000%,
7/01/41, (AMT)
7/31 at 100.00 N/R   $ 1,513,280
100 Public Finance Authority of Wisconsin, Wisconsin Revenue Note, KDC
Agribusiness LLC Project, Series 2022B, 15.000%, 8/31/23 (4),(7)
4/23 at 105.00 N/R   15,250
2,500 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Froedtert Health, Inc. Obligated Group, Series
2017A, 4.000%, 4/01/39
4/27 at 100.00 AA   2,460,825
Total Wisconsin 25,425,485
Total Municipal Bonds
(cost $923,376,387) 868,758,935
Principal
Amount (000) Description (1) Coupon Maturity Ratings (3) Value
X – CORPORATE BONDS - 1 .3% ( 1 .0 % of Total Investments)
X 8,578,594
Health Care Providers & Services - 1.2% (0.9% of Total Investments)
$ 2,750 Care New England Health System 5.500% 9/01/26 B+ $ 2,491,390
4,363 Toledo Hospital/The 5.325% 11/15/28 BB- 3,544,938
3,000 Toledo Hospital/The 6.015% 11/15/48 BB- 2,058,210
Total Health Care Providers & Services 8,094,538
Real Estate Management & Development - 0.1% (0.1% of Total Investments)
504 Benloch Ranch Improvement Association No 1, 144A
(7)
9.750% 12/01/39 N/R 484,056
Total Real Estate Management & Development 484,056
Total Corporate Bonds
(cost $8,631,868) 8,578,594
Shares Description (1) Value
X – COMMON STOCKS - 0 .3% ( 0 .2 % of Total Investments)
X 1,808,669
Electric Utilities - 0.3% (0.2% of Total Investments)
9,345 Talen Energy Corp (9) $ 486,641
25,387 Talen Energy Supply LLC (9) 1,322,028
Total Electric Utilities 1,808,669
Total Common Stocks
(cost $1,041,333) 1,808,669
Principal
Amount (000) Description (1)
Coupon
(10)
Reference
Rate (10) Spread (10) Maturity (11) Ratings (3) Value
– VARIABLE RATE SENIOR LOAN INTERESTS - 0 .0% ( 0 .0 % of Total Investments) (10)
X 200,000
Trading Companies & Distributors - 0.0% (0.0% of Total Investments)
$ 200 KDC Agribusiness Fairless
Hills LLC (7),(12)
12.000% N/A N/A 9/17/23 N/R $ 200,000
Total Trading Companies & Distributors 200,000
Total Variable Rate Senior Loan Interests
(cost $200,000) 200,000
Total Long-Term Investments
(cost $933,249,588) 879,346,198
Floating Rate Obligations - (0.1)% (650,000)
MFP Shares, Net - (36.9)%(13) (239,598,794)
Other Assets & Liabilities, Net -  1.5% 10,012,760
Net Assets Applicable to Common Shares - 100% $ 649,110,164

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 867,932,810 $ 826,125 $ 868,758,935
Corporate Bonds – 8,094,538 484,056 8,578,594
Common Stocks – 1,808,669 – 1,808,669
Variable Rate Senior Loan Interests – – 200,000 200,000
Total
$ – $ 877,836,017 $ 1,510,181 $ 879,346,198
* Refer to the Fund's Portfolio of Investments for securities classified as Level 3.
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch,
Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.
Holdings designated N/R are not rated by any of these national rating agencies.
(4) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(7) For fair value measurement disclosure purposes, investment classified as Level 3.
(8) Principal Amount (000) rounds to less than $1,000.
(9) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(10) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(11) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(12) Senior loan received as part of the bondholder funding agreement during June 2023 for Pennsylvania Economic Development Financing
Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2021A, 10.000%, 12/01/31.
(13) MFP Shares, Net as a percentage of Total Investments is 27.2%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
N/A Not Applicable.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD Purchased on a when-issued or delayed delivery basis.